Guarantor and Non-Guarantor Supplemental Information (Schedule of Condensed Consolidating and Combining Statement of Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements Captions [Line Items]
Operating revenues, net of contractual allowances and discounts									$ 2,419,053	$ 2,445,858	$ 2,410,002
Provision for bad debts									280,586	258,520	264,502
Net operating revenues	$ 515,240	$ 543,939	$ 529,737	$ 549,551	$ 558,226	$ 543,143	$ 538,352	$ 547,617	2,138,467	2,187,338	2,145,500
Operating costs and expenses:
Salaries and benefits									1,057,119	1,016,696	1,012,618
Supplies									258,639	249,792	244,590
Other operating expenses									645,802	634,233	619,808
Depreciation and amortization									117,288	128,001	127,593
Rent									49,883	48,729	48,319
Electronic health records incentives earned									(11,482)	(25,779)	(44,660)
Legal, professional and settlement costs									7,342	0	30,374
Impairment of long-lived assets and goodwill									291,870	13,000	1,000
Loss on sale of hospitals, net									2,150	0	0
Transaction costs related to the Spin-off									5,488	16,337	0
Total operating costs and expenses									2,424,099	2,081,009	2,039,642
Income (loss) from operations									(285,632)	106,329	105,858
Interest expense, net									113,440	98,290	92,926
Equity in loss (earnings) of affiliates									0	0	0
Income (loss) before income taxes									(399,072)	8,039	12,932
Provision for (benefit from) income taxes									(53,875)	3,304	5,579
Net income (loss)	(90,092)	(6,452)	(243,966)	(4,687)	781	(4,075)	2,205	5,824	(345,197)	4,735	7,353
Less: Net income (loss) attributable to noncontrolling interests	574	507	1,095	315	1,360	1,638	775	(375)	2,491	3,398	(448)
Net income (loss) attributable to Quorum Health Corporation	$ (90,666)	$ (6,959)	$ (245,061)	$ (5,002)	$ (579)	$ (5,713)	$ 1,430	$ 6,199	(347,688)	1,337	7,801
Reportable Legal Entities [Member] | Parent Issuer [Member]
Condensed Income Statements Captions [Line Items]
Operating revenues, net of contractual allowances and discounts									0	0	0
Provision for bad debts									0	0	0
Net operating revenues									0	0	0
Operating costs and expenses:
Salaries and benefits									0	0	0
Supplies									0	0	0
Other operating expenses									0	0	0
Depreciation and amortization									0	0	0
Rent									0	0	0
Electronic health records incentives earned									0	0	0
Legal, professional and settlement costs									0		0
Impairment of long-lived assets and goodwill									0	0	0
Loss on sale of hospitals, net									0
Transaction costs related to the Spin-off									0	0
Total operating costs and expenses									0	0	0
Income (loss) from operations									0	0	0
Interest expense, net									78,266	0	0
Equity in loss (earnings) of affiliates									258,078	0	0
Income (loss) before income taxes									(336,344)	0	0
Provision for (benefit from) income taxes									(2,318)	0	0
Net income (loss)									(334,026)	0	0
Less: Net income (loss) attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Quorum Health Corporation									(334,026)	0	0
Reportable Legal Entities [Member] | Other Guarantors [Member]
Condensed Income Statements Captions [Line Items]
Operating revenues, net of contractual allowances and discounts									1,811,586	1,833,226	1,834,588
Provision for bad debts									211,921	204,968	209,705
Net operating revenues									1,599,665	1,628,258	1,624,883
Operating costs and expenses:
Salaries and benefits									715,925	687,596	694,901
Supplies									180,098	177,421	175,339
Other operating expenses									505,778	507,514	492,638
Depreciation and amortization									97,318	105,320	101,908
Rent									27,741	27,871	28,322
Electronic health records incentives earned									(8,948)	(21,001)	(36,240)
Legal, professional and settlement costs									7,342		30,374
Impairment of long-lived assets and goodwill									242,685	13,000	1,000
Loss on sale of hospitals, net									0
Transaction costs related to the Spin-off									4,105	12,161
Total operating costs and expenses									1,772,044	1,509,882	1,488,242
Income (loss) from operations									(172,379)	118,376	136,641
Interest expense, net									32,541	86,363	82,970
Equity in loss (earnings) of affiliates									58,605	(16,857)	130
Income (loss) before income taxes									(263,525)	48,870	53,541
Provision for (benefit from) income taxes									(35,576)	16,904	21,815
Net income (loss)									(227,949)	31,966	31,726
Less: Net income (loss) attributable to noncontrolling interests									0	(621)	(2,325)
Net income (loss) attributable to Quorum Health Corporation									(227,949)	32,587	34,051
Reportable Legal Entities [Member] | Non-Guarantors [Member]
Condensed Income Statements Captions [Line Items]
Operating revenues, net of contractual allowances and discounts									607,467	612,632	575,414
Provision for bad debts									68,665	53,552	54,797
Net operating revenues									538,802	559,080	520,617
Operating costs and expenses:
Salaries and benefits									341,194	329,100	317,717
Supplies									78,541	72,371	69,251
Other operating expenses									140,024	126,719	127,170
Depreciation and amortization									19,970	22,681	25,685
Rent									22,142	20,858	19,997
Electronic health records incentives earned									(2,534)	(4,778)	(8,420)
Legal, professional and settlement costs									0		0
Impairment of long-lived assets and goodwill									49,185	0	0
Loss on sale of hospitals, net									2,150
Transaction costs related to the Spin-off									1,383	4,176
Total operating costs and expenses									652,055	571,127	551,400
Income (loss) from operations									(113,253)	(12,047)	(30,783)
Interest expense, net									2,633	11,927	9,956
Equity in loss (earnings) of affiliates									0	0	0
Income (loss) before income taxes									(115,886)	(23,974)	(40,739)
Provision for (benefit from) income taxes									(15,981)	(13,600)	(16,236)
Net income (loss)									(99,905)	(10,374)	(24,503)
Less: Net income (loss) attributable to noncontrolling interests									2,491	4,019	1,877
Net income (loss) attributable to Quorum Health Corporation									(102,396)	(14,393)	(26,380)
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Operating revenues, net of contractual allowances and discounts									0	0	0
Provision for bad debts									0	0	0
Net operating revenues									0	0	0
Operating costs and expenses:
Salaries and benefits									0	0	0
Supplies									0	0	0
Other operating expenses									0	0	0
Depreciation and amortization									0	0	0
Rent									0	0	0
Electronic health records incentives earned									0	0	0
Legal, professional and settlement costs									0		0
Impairment of long-lived assets and goodwill									0	0	0
Loss on sale of hospitals, net									0
Transaction costs related to the Spin-off									0	0
Total operating costs and expenses									0	0	0
Income (loss) from operations									0	0	0
Interest expense, net									0	0	0
Equity in loss (earnings) of affiliates									(316,683)	16,857	(130)
Income (loss) before income taxes									316,683	(16,857)	130
Provision for (benefit from) income taxes									0	0	0
Net income (loss)									316,683	(16,857)	130
Less: Net income (loss) attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Quorum Health Corporation									$ 316,683	$ (16,857)	$ 130